Annual Total Returns [BarChart] - Voya Solution 2055 Portfolio - Class ADV	May 01, 2021
Bar Chart Table:
2011	(5.45%)
2012	15.27%
2013	23.19%
2014	6.03%
2015	(1.15%)
2016	6.13%
2017	21.40%
2018	(10.72%)
2019	24.13%
2020	15.75%